Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 18 – RELATED PARTY TRANSACTIONS

(a) Names and relationship of related parties:

Existing relationship with the Company
Rich Fame International Limited	One of the directors is Mr. Yee Kit Chan. 100% fully owned by Ms. Jingyu Hao, the spouse of one of the directors, Mr. Yee Kit Chan.
Top Star E-Commerce Logistics Limited	Director and shareholder is Ms. Sau Fong Leung, the spouse of one of the shareholders, Mr. Kin Yin Alfred Kwong.
Business Great Global Supply Chain Limited	Sole director and sole shareholder is one of the shareholders, Mr. Kin Yin Alfred Kwong. It became a wholly owned subsidiary of the Company via share exchange arrangement on March 16, 2022.
Profit Sail International Express (SZX) Company Limited	One of the shareholders and sole director is Ms. Jingyu Hao, the spouse of one of the directors, Mr. Yee Kit Chan.

(b) Summary of balances with related parties:

		As of December 31,	As of June 30,
Amounts due to related parties:	Note	2024	2025

Profit Sail International Express (SZX) Company Limited	(1)	$3,056	$-
Rich Fame International Limited	(1)	104,231	45,000
Total		$107,287	$45,000

Notes:

1.	Amounts due to related parties are non-trade, unsecured, non-interest bearing and repayable on demand.

(c) Summary of related party transactions:

A summary of trade transactions with related parties for the six months ended June 30, 2024 and 2025 are listed below:

	For the six months ended June 30,
Services fee income from a related party:	2024	2025
Profit Sail International Express (SZX) Company Limited	$75,208	$63,159
Total	$75,208	$63,159

The amounts for the six months ended June 30, 2024 and 2025 represented services fee income from provision of logistics and freight handling services based on a mutually agreed price for each transaction.

	For the six months ended June 30,
Freight charges and other handling charges charged by related parties:	2024	2025
Profit Sail International Express (SZX) Company Limited	$1,030,041	$499,718
Top Star E-Commerce Logistics Limited	492,070	-
Total	$1,522,111	$499,718

The amounts for the six months ended June 30, 2024 and 2025 represented charges paid for freight and other handling services based on a mutually agreed price for each transaction.

	For the six months ended June 30,
Other income - management fee income from a related party:	2024	2025
Profit Sail International Express (SZX) Company Limited	$3,316	$7,784
Total	$3,316	$7,784

The amounts for the six months ended June 30, 2024 and 2025 represented services fee income from provision of management services based on the contractual terms of the related agreements. On April 15, 2019, the Company entered into several management fee agreements with Profit Sail International Express (SZX) Company Limited for the provision of management services including administrative, handling and office services, effective from May 1, 2019. The agreements shall remain valid until further notice by both parties. The management fee was based on the Company’s workload devoted to the related party.

	For the six months ended June 30,
IT maintenance fee charged by a related party:	2024	2025
Rich Fame International Limited	$48,077	$-
Total	$48,077	$-

The amounts for the period ended June 30, 2024 and 2025 represented charges paid for information technology services based on the contractual terms of the related agreement.

On January 1, 2020, the Company entered into an agreement with Rich Fame International Limited for the provision of information technology services including maintenance, consultancy and hosting services. The agreement was effective for a 12-month term from January 1, 2020 to December 31, 2020 and continuing thereafter on an annual or a half-year basis. The information technology services fee was equivalent to approximately $48,077 and nil for the period ended June 30, 2024 and 2025, respectively.